SCHEDULE OF COST OF SALES (Details) - CAD ($)	3 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Schedule Of Inventories
Inventory	$ 1,071,164	$ 966,339
Consulting and services	24,389	22,474
Other	142,074	60,757
Cost of sales	$ 1,237,627	$ 1,049,570